Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2019
Purchased loans [line Items]
Loans purchased in business combinations
Loans purchased in business combinations that exhibited, at the date of acquisition, evidence of deterioration of the credit quality since origination, such that it was probable that all contractually required payments would not be collected, were as follows as of December 31, 2019:

	2019	2018
Real Estate:
Land Development and Construction	$43	$—
Farmland	—	—
1-4 Family Mortgages	706	—
Commercial Real Estate	—	—

Total Real Estate Loans	749	—

Total PCD Loans	$749	$—

Certain loans acquired in transfer not accounted for as debt securities acquired during period
The following table presents the fair value of loans purchased from Charter as of the October 1, 2019 acquisition date:

October 1, 2019
At acquisition date:
Contractually-required principal	$104,127
Nonaccretable difference	(68)
Cash flows expected to be collected	104,059
Accretable yield	(394)

Fair Value	$103,665

Schedule of loans purchased with deteriorated credit quality
Changes in the accretable yield of loans purchased with deteriorated credit quality were as follows:

Balance at January 1, 2019	$—
Additions through acquisition	(36)
Reclasses from nonaccretable difference	12
Accretion	8
Charge-off	—
Balance at December 31, 2019	$(16)

Financial asset acquired with credit deterioration [Member]
Purchased loans [line Items]
Composition of net loans
The following is a summary of purchased loans at December 31:

	2019	2018
Real Estate:
Land Development and Construction	$14,722	$—
Farmland	510	—
1-4 Family Mortgages	35,952	—
Commercial Real Estate	32,436	—

Total Real Estate Loans	83,620	—

Business Loans:
Commercial and Industrial Loans	14,153	—
Farm Production and Other Farm Loans	884	—

Total Business Loans	15,037	—

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	1,973	—

Total Consumer Loans	1,973	—

Total Gross Loans	100,630	—
Unearned Income	—	—

Loans, net of unearned income	$100,630	$—

Aging analysis of past due loans, segregated by class
An age analysis of past due loans, segregated by class of loans, as of December 31, 2019 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$528	$—	$528	$14,194	$14,722	$—
Farmland	—	—	—	510	510	—
1-4 Family Mortgages	444	—	444	35,508	35,952	—
Commercial Real Estate	603	—	603	31,833	32,436	—

Total Real Estate Loans	1,576	—	965	82,044	83,620	—

Business Loans:
Commercial and Industrial Loans	379	3	382	13,771	14,153	—
Farm Production and Other Farm Loans	—	—	—	884	884	—

Total Business Loans	379	3	382	14,655	15,037	—

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	49	8	57	1,916	1,973	—

Total Consumer Loans	49	8	57	1,916	1,973	—

Total Loans	$2,003	$11	$2,014	$98,615	$100,630	$—

Detailed amount of gross loans segregated by loan grade and class
The following table details the amount of gross loans by loan grade which are consistent with the Company’s loan grades, and class for the year ended December 31, 2019:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$13,890	$789	$43	$—	$—	$14,722
Farmland	510	—	—	—	—	510
1-4 Family Mortgages	33,737	1,535	680	—	—	35,952
Commercial Real Estate	30,780	1,656	—	—	—	32,436

Total Real Estate Loans	78,917	3,980	723	—	—	83,620

Business Loans:
Commercial and Industrial Loans	13,545	608	—	—	—	14,153
Farm Production and Other Farm Loans	884	—	—	—	—	884

Total Business Loans	14,429	608	—	—	—	15,037

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	1,937	36	—	—	—	1,973

Total Consumer Loans	1,937	36	—	—	—	1,973

Total Loans	$95,283	$4,624	$723	$—	$—	$100,630